Commitments and Contingencies - Summary of Northrop Agreement Activity (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Contingencies And Commitments [Line Items]
Short-term receivable from Northrop	$ 6.0	$ 6.0